Loans portfolio - Components (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial investments
Loans	£ 12,513.0	£ 12,443.0
Continuing and discontinued operations
Financial investments
Loans		18,010.0
UK & Europe Operations (M&G Prudential)
Financial investments
Loans	5,535.0	5,567.0
Mortgage loans
Financial investments
Loans	7,727.0	7,541.0
Mortgage loans | Continuing and discontinued operations
Financial investments
Loans		11,657.0
Mortgage loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	3,971.0	4,116.0
Policy loans
Financial investments
Loans	4,702.0	4,634.0
Policy loans | Continuing and discontinued operations
Financial investments
Loans		4,637.0
Policy loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	3.0	3.0
Other loans
Financial investments
Loans	84.0	268.0
Other loans | Continuing and discontinued operations
Financial investments
Loans		1,716.0
Other loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	1,561.0	1,448.0
With-profits | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	3,756.0	3,853.0
With-profits | Mortgage loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	2,260.0	2,461.0
With-profits | Policy loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	3.0	3.0
With-profits | Other loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	1,493.0	1,389.0
Non-linked shareholder-backed | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	1,779.0	1,714.0
Non-linked shareholder-backed | Mortgage loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	1,711.0	1,655.0
Non-linked shareholder-backed | Other loans | UK & Europe Operations (M&G Prudential)
Financial investments
Loans	68.0	59.0
Operating segments | Asia | With-profits
Financial investments
Loans	846.0	792.0
Operating segments | Asia | With-profits | Policy loans
Financial investments
Loans	783.0	727.0
Operating segments | Asia | With-profits | Other loans
Financial investments
Loans	63.0	65.0
Operating segments | Asia | Non-linked shareholder-backed
Financial investments
Loans	388.0	585.0
Operating segments | Asia | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	140.0	156.0
Operating segments | Asia | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	233.0	226.0
Operating segments | Asia | Non-linked shareholder-backed | Other loans
Financial investments
Loans	15.0	203.0
Operating segments | US | Mortgage loans | Average
Financial investments
Loans	£ 14.7	£ 14.0
Estimated loan to value (as a percent)	53.00%	53.00%
Operating segments | US | Non-linked shareholder-backed
Financial investments
Loans	£ 11,273.0	£ 11,066.0
Operating segments | US | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	7,587.0	7,385.0
Operating segments | US | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	3,686.0	3,681.0
Accounted for at fair value through profit or loss	2,799.0	2,783.0
Operating segments | Jackson (US insurance operations) | Mortgage loans
Financial investments
Loans with restructured contractual terms	0.0	£ 0.0
Unallocated to a segment (central or other operations)
Financial investments
Loans	6.0
Unallocated to a segment (central or other operations) | Other loans
Financial investments
Loans	£ 6.0